Appendix I Enel Chile Group Subsidiaries - Schedule of Percentage of Control in Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Central Eolica Canela S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Taxpayer ID No.	76.003.204-2
Company	Central Eólica Canela S.A.
Currency	Chilean peso
Indirect		75.00%
Total		75.00%
Type of Relationship	Subsidiary
Country	Chile
Activity	Promotion and development of renewable energy projects
Enel Distribucion Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A.
Currency	Chilean peso
Direct	99.09%	99.08%
Indirect		0.01%
Total	99.09%	99.09%
Type of Relationship	Subsidiary
Country	Chile
Activity	Ownership interest in companies of any nature
Empresa Electrica de Colina Ltda. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Taxpayer ID No.	96.783.910-8
Company	Empresa Eléctrica de Colina Ltda.
Currency	Chilean peso
Indirect	100.00%	100.00%
Total	100.00%	100.00%
Type of Relationship	Subsidiary
Country	Chile
Activity	Complete energy cycle and related supplies
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Taxpayer ID No.	96.504.980-0
Company	Empresa Eléctrica Pehuenche S.A.
Currency	Chilean peso
Indirect	92.65%	92.65%
Total	92.65%	92.65%
Type of Relationship	Subsidiary
Country	Chile
Activity	Complete electric energy cycle
Enel Generación Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Taxpayer ID No.	91.081.000-6
Company	Enel Generación Chile S.A.
Currency	Chilean peso
Direct	59.98%	59.98%
Total	59.98%	59.98%
Type of Relationship	Subsidiary
Country	Chile
Activity	Complete electric energy cycle
GasAtacama S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Taxpayer ID No.	78.932.860-9
Company	GasAtacama Chile S.A.
Currency	Chilean peso
Direct	2.63%	2.63%
Indirect	97.37%	97.37%
Total	100.00%	100.00%
Type of Relationship	Subsidiary
Country	Chile
Activity	Company management
Gasoducto Atacama Argentina S A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Taxpayer ID No.	78.952.420-3
Company	Gasoducto Atacama Argentina S.A.
Currency	Chilean peso
Indirect	100.00%	100.00%
Total	100.00%	100.00%
Type of Relationship	Subsidiary
Country	Chile
Activity	Natural gas exploitation and transportation
Servicios Informaticos e Inmobiliarios Ltda. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Taxpayer ID No.	76.107.186-6
Company	Servicios Informáticos e Inmobiliarios Ltda.
Currency	Chilean peso
Direct		99.00%
Indirect		1.00%
Total		100.00%
Type of Relationship	Subsidiary
Country	Chile
Activity	Information Technology services
Luz Andes Ltda. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Taxpayer ID No.	96.800.460-3
Company	Luz Andes Ltda.
Currency	Chilean peso
Indirect	100.00%	100.00%
Total	100.00%	100.00%
Type of Relationship	Subsidiary
Country	Chile
Activity	Energy and fuel transportation, distribution and sales
Empresa de Transmision Chena S.A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Taxpayer ID No.	76.722.488-5
Company	Empresa de Transmisión Chena S.A
Currency	Chilean peso
Indirect	100.00%
Total	100.00%
Type of Relationship	Subsidiary
Country	Chile
Activity	Energy distribution
Sociedad Agricola de Cameros Ltda. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Taxpayer ID No.	77.047.280-6
Company	Sociedad Agrícola de Cameros Ltda.
Currency	Chilean peso
Direct	57.50%
Indirect		57.50%
Total	57.50%	57.50%
Type of Relationship	Subsidiary
Country	Chile
Activity	Financial investments